Active Passive Conservative Portfolio Expense Example - Active Passive Conservative Portfolio - Active Passive Conservative Portfolio	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 55
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	423
Expense Example, with Redemption, 10 Years	$ 977